GOODWILL AND REGULATORY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
REGULATORY
GOODWILL AND REGULATORY

NOTE 15       REGULATORY

North Baja —On January 6, 2017, North Baja notified FERC that current market conditions do not support the replacement of the compression that was temporarily abandoned in 2013 and requested authorization to permanently abandon two compressor units and a nominal volume of unsubscribed firm capacity. FERC approved the permanent abandonment request on February 16, 2017. The abandonments will not have any impact on existing firm transportation service.

Great Lakes- Great Lakes is required to file a new section 4 rate case with rates effective no later than January 1, 2018 as part of the settlement agreement with customers approved in November 2013. On March 31, 2017, Great Lakes filed its rate case pursuant  to Section 4 of the Natural Gas Act (2017 Rate Case). The rates proposed in the filing will become effective on October 1, 2017, subject to refund, if alternate resolution to the proceeding is not reached prior to that date. Great Lakes has initiated customer discussions regarding the details of the filing and is currently seeking to achieve a mutually beneficial resolution through settlement with its customers.

NOTE 20 GOODWILL AND REGULATORY

Tuscarora - On January 21, 2016, FERC issued an Order initiating an investigation pursuant to Section 5 of the Natural Gas Act of 1938 (NGA) to determine whether Tuscarora’s existing rates for jurisdictional services are just and reasonable. On July 22, 2016, Tuscarora filed a petition with FERC requesting appeal of the Stipulation and Agreement of Settlement (Tuscarora Settlement) Tuscarora made with its customers. On September 22, 2016, FERC approved the Tuscarora Settlement that resolved the Section 5 rate review initiated by FERC in January 2016. Under the terms of the Tuscarora Settlement, Tuscarora’s system-wide unit rate initially decreased by 17 percent, effective August 1, 2016. Unless superseded by a subsequent rate case or settlement, this rate will remain in effect until July 31, 2019, after which time the unit rate will decrease an additional seven percent from August 1, 2019 through July 31, 2022. The settlement does not contain a rate moratorium and requires Tuscarora to file to establish new rates no later than August 1, 2022.

The reduction in Tuscarora’s future cash flows as a result of the Tuscarora Settlement constituted a triggering event in the second quarter of 2016 that led us to evaluate, for possible impairment, the $82 million of goodwill related to our acquisition of Tuscarora.

Our second quarter analysis which was also reviewed for any material updates as part of our annual impairment test on goodwill, resulted in the estimated fair value of Tuscarora exceeding its carrying value but the excess was less than 10 percent. The fair value was measured using a discounted cash flow analysis and included revenues expected from Tuscarora’s current and expected future contracting level. There is a risk that reductions in future cash flow forecasts as a result of Tuscarora not being able to maintain its current contracting level and/or not being able to realize other opportunities on the system, together with adverse changes in other key assumptions such as expected outcome of future rate proceedings, projected operating costs and estimated rate of return on invested capital, could result in a future impairment of the goodwill balance relating to Tuscarora.

North Baja —On January 6, 2017, North Baja notified FERC that current market conditions do not support the replacement of the compression that was temporarily abandoned in 2013 and requested authorization to permanently abandon two compressor units and a nominal volume of unsubscribed firm capacity. The requested abandonments will not have any impact on existing firm transportation service.

GTN —   GTN operates under rates established pursuant to a settlement approved by FERC in June 2015. Beginning in January 2016, GTN’s rates decreased by 10 percent and will continue in effect through December 31, 2019. Unless superseded by a subsequent rate case or settlement, GTN’s rates will decrease an additional eight percent for the period January 1, 2020 through December 31, 2021 when GTN will be required to establish new rates.

PNGTS - PNGTS continues to operate under the rates approved by FERC in February 2015 (Refer to Note 2-Significant Accounting Policies-Revenue Recognition). PNGTS has no requirement to file a new rate proceeding.